INVESTMENT IN LIFE INSURANCE CONTRACT	12 Months Ended
Jul. 31, 2020
INVESTMENT IN LIFE INSURANCE CONTRACT
INVESTMENT IN LIFE INSURANCE CONTRACT

NOTE 10 — INVESTMENT IN LIFE INSURANCE CONTRACT

On July 29, 2019, the Company invested $1,290,289 (HKD10 million) to purchase a long-term life insurance investment instrument with Manulife (International) Limited (“Manulife”) in order to earn interest income, with ATIF Limited as the insurance beneficiary. The Company originally expects to hold this investment for five years in order to avoid surrender charge. Early redemption fee applies to subscription less than five years. The insurance company Manulife will invest the funds in certain portfolio of financial instruments, including money market funds, private fund, bonds or mutual funds, with variable rates of return on the investment. Historically, the rates of return on similar investment products with Manulife ranged from 8.69% to 11.49%, with an average of 9.48% per annum. Interest income is to be paid to the Company on a monthly basis. The interest earned will be recognized in the consolidated statements of operations over the contractual term of this investment, unless the Company elects to early terminate the contract. The life insurance policy became effective on August 3, 2019. In order to support the Company’s working capital need, on September 22, 2020, the Company early terminated the life insurance investment instrument (Note 18). Accordingly, the Company reclassified such investment as a current asset as of July 31, 2020. Interest income earned from this investment amounted to $95,797 for the years ended July 31, 2020.